Inventory (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 6.3	$ 6.8
Semi-finished and finished goods	16.2	5.6
Packaging	1.7	2.4
Obsolescence reserve	(1.0)	(3.0)
Total bakery inventory	23.2	11.8
Other restaurant-related inventory	9.0	10.3
Other	0.3	0.2
Total inventory	$ 32.5	$ 22.3